CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	May 14, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	9,000,000	9,000,000	9,000,000	9,000,000	180,000,000
Common stock, shares issued		8,326,589	6,720,460		1,051,098
Common stock, shares outstanding		8,326,589	6,720,460		1,051,098